VARIABLE INTEREST ENTITIES (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The fund
VARIABLE INTEREST ENTITY
Economic interest (as a percent)		89.20%	66.40%	67.30%
Direct ownership percentage		49.20%	11.90%	15.50%
Consolidated assets		CAD 113	CAD 4,085
Consolidated liabilities		2,601	3,213
Amount of guaranteed debt outstanding		CAD 2,404	CAD 2,544
Enbridge Commercial Trust
VARIABLE INTEREST ENTITY
Ownership interest (as a percent)		0.00%
Magicat Holdco LLC
VARIABLE INTEREST ENTITY
Ownership interest (as a percent)			80.00%
Keechi Holdings L.L.C.
VARIABLE INTEREST ENTITY
Tax equity investor financed percentage	65.00%
Contributed amount		CAD 204	CAD 168
Magic Valley and Wildcat Wind Farms
VARIABLE INTEREST ENTITY
Equity Investment		394	394
Balance sheet
Net assets		394	394
Magic Valley and Wildcat Wind Farms and Keechi Holdings LLC
VARIABLE INTEREST ENTITY
Consolidated assets		1,147	970
Consolidated liabilities		CAD 49	CAD 44